Cover	Dec. 03, 2021
Cover [Abstract]
Entity Registrant Name	BLOOMIOS, INC.
Entity Central Index Key	0001138608
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 03, 2021
Entity Ex Transition Period	true
Entity Incorporation State Country Code	NV
Entity File Number	333-206764
Entity Tax Identification Number	88-0488851
Entity Address Address Line 1	201 West Montecito Street
Entity Address City Or Town	Santa Barbara
Entity Address State Or Province	CA
Entity Address Postal Zip Code	93101
City Area Code	805
Local Phone Number	222-6330
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.00001 per share
Trading Symbol	BLMS